Taxation - Reconciliation of Income Tax Expense to Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Loss before tax	$ (372,526)	$ (153,417)	$ (112,105)
Tax at the UK tax rate of 19.00% (2018: 19.00%, 2017: 19.25%)	(70,780)	(29,149)	(21,580)
Tax effects of:
Sundry temporary differences			(599)
Sundry permanent differences	1,895	4,355	1,965
Entertaining	29	37	27
Loss utilisation	(1,126)	(334)	(85)
Share based payment	8,123	3,195	1,518
R&D and Investment Tax Credit	(1,826)
Release of deferred tax liabilities on acquisition	(12,853)
Deferred tax on timing differences	(9)
Taxes paid overseas and rate difference	3,853	(599)	(144)
Foreign exchange rate differences		(6)	192
Prior year adjustments	(1,652)	(50)	132
Unrecognized deferred tax asset arising from timing differences relating to:
Share based payment	13,305	(7,522)	2,204
Non-current assets	1,624	361	463
Losses carried forward	60,794	31,870	16,077
Accrued bonus and other expenses	(215)
Income tax expense	$ 1,162	$ 2,158	$ 170